MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

June 17, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	Protective Life Insurance Company Protective Variable Annuity Separate Account File Nos. 811-8108 and 333-153041

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933, the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 6 to the Form N-4 registration statement for the Protective Rewards Elite variable annuity contracts (“Contracts”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 to revise the Protective Income Manager rider, to increase certain fees under the Contracts, revise the surrender charge schedule and to eliminate the “ValuPay” option for calculating the optional maximum anniversary value death benefit under the Contracts.  These changes will apply to Contracts issued on or after September 1, 2011,

If you have any questions or comments regarding this registration statement, please call the undersigned at (800) 627-0220.

Sincerely,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

Cc:                               Mr. Craig Ruckman

Ms. Elisabeth Bentzinger